Note 6 - Operating Segment Reporting	12 Months Ended
Dec. 31, 2017
Operating Segments Reporting
DisclosureOfEntitysReportableSegmentsExplanatory

Operating segment reporting

The information about operating segments is presented in accordance with IFRS 8. Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

During 2017, there have not been significant changes in the reporting structure of the operating segments of the BBVA Group compared to the structure existing at the end of 2016. The structure of the operating segment is as follows:

  Banking activity in Spain

As in previous years, includes the Retail Network in Spain, Corporate and Business Banking (CBB), Corporate & Investment Banking (CIB), BBVA Seguros and Asset Management units in Spain. It also includes the portfolios, finance and structural interest-rate positions of the euro balance sheet.

  Non Core Real Estate

Includes specialist management in Spain of loans to developers in difficulties and real-estate assets mainly comprised foreclosed assets, originated from both residential mortgages and loans to developers. New loan production to developers or loans to those that are not in difficulties are managed by Banking activity in Spain.

  The United States

Includes the Group’s business activity in the country through the BBVA Compass group and the BBVA New York branch.

  Mexico

Includes all the banking and insurance businesses in the country.

  Turkey

Includes the activity of the Garanti Group.

  South America

Includes BBVA’s banking and insurance businesses in the region.

  Rest of Eurasia

Includes business activity in the rest of Europe and Asia, i.e. the Group´s retail and wholesale businesses in the area.

Lastly, the Corporate Center is comprised of the rest of the assets and liabilities that have not been allocated to the operating segments. It includes: the costs of the head offices that have a corporate function; management of structural exchange-rate positions; specific issues of capital instruments to ensure adequate management of the Group’s global solvency; portfolios and their corresponding results, whose management is not linked to customer relations, such as industrial holdings; certain tax assets and liabilities; funds due to commitments with employees; goodwill and other intangibles.

The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2017, 2016 and 2015, is as follows

Total Assets by Operating Segments (Millions of euros)
	2017	2016 (1)	2015 (1)
Banking Activity in Spain	319,417	335,847	343,793
Non Core Real Estate	9,714	13,713	17,122
United States	80,493	88,902	86,454
Mexico	89,344	93,318	99,591
Turkey	78,694	84,866	89,003
South America	74,636	77,918	70,657
Rest of Eurasia	17,265	19,106	19,579
Subtotal Assets by Operating Segments	669,563	713,670	726,199
Corporate Center	20,496	18,186	23,656
Total Assets BBVA Group	690,059	731,856	749,855

The figures corresponding to 2016 and 2015 have been restated in order to allow homogenous comparisons due to changes in the scope of operating segments

The attributable profit and main earning figures in the consolidated income statements for the years ended December 31, 2017, 2016 and 2015 by operating segments are as follows

Main Margins and Profits by Operating Segments (Millions of euros)
			Operating Segments
		BBVA Group	Spain	Non Core Real Estate	United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center	Adjustments (2)
2017	Notes
Net interest income		17,758	3,738	71	2,158	5,437	3,331	3,200	180	(357)	-
Gross income		25,270	6,180	(17)	2,919	7,080	4,115	4,451	468	73	-
Operating profit /(loss) before tax		6,931	1,866	(673)	784	2,948	2,147	1,691	177	(2,009)	-
Profit	55.2	3,519	1,381	(501)	511	2,162	826	861	125	(1,844)	-
2016 (1)
Net interest income		17,059	3,877	60	1,953	5,126	3,404	2,930	166	(455)	-
Gross income		24,653	6,416	(6)	2,706	6,766	4,257	4,054	491	(31)	-
Operating profit /(loss) before tax		6,392	1,268	(743)	612	2,678	1,906	1,552	203	(1,084)	-
Profit	55.2	3,475	905	(595)	459	1,980	599	771	151	(794)	-
2015 (1)
Net interest income		16,022	4,015	71	1,811	5,387	2,194	3,202	176	(432)	(404)
Gross income		23,362	6,803	(28)	2,631	7,081	2,434	4,477	465	(183)	(318)
Operating profit /(loss) before tax		4,603	1,540	(716)	685	2,772	853	1,814	103	(1,172)	(1,276)
Profit	55.2	2,642	1,080	(496)	517	2,094	371	905	70	(1,899)	-

  The figures corresponding to 2016 and 2015 have been restated (see Note 1.3).
  Since the third quarter of 2015, BBVA has consolidated Garanti (39.9% owned as of December 31, 2015). In prior periods, Garanti's revenues and costs are reflected in the segment information only in the proportion of BBVA´s ownership (25.01%). This column includes adjustments resulting from the accounting of the investment in Garanti group using the equity method (versus reflecting the revenues and costs of Garanti only in proportion of BBVA´s ownership Garanti as stated in the management information). This column also includes inter-segment adjustments (see Note 2)